FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS Y
	PTHAX	PTHYX	PTCCX	PTYMX	PTFYX

Putnam Tax-Free High Yield Fund

Summary prospectus
11|30|09

A world of investing.℠

Putnam INVESTMENTS

Putnam Tax-Free
High Yield Fund

Before you invest, you may wish to review the fund’s prospectus, which contains more information about the fund and its risks. You may obtain the prospectus and other information about the fund, including the statement of additional information (SAI) and most recent reports to shareholders, at no cost by visiting putnam.com/funddocuments, calling 1-800-225-1581, or e-mailing Putnam at funddocuments@putnam.com.

The fund’s prospectus and SAI, both dated 11/30/09, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders dated 7/31/09, are incorporated by reference into this summary prospectus.

Goal

Putnam Tax-Free High Yield Fund seeks high current income exempt from federal income tax.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares beginning on page 14 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

		Maximum deferred
	Maximum sales	sales charge (load) (as
	charge (load)	a percentage of the	Maximum redemption
	imposed on purchases	original purchase price	fee (as a percentage
	(as a percentage of	or redemption proceeds,	of total redemption
Share class	the offering price)	whichever is lower)	proceeds)

Class A	4.00%	NONE*	1.00%
Class B	NONE	5.00%**	1.00%
Class C	NONE	1.00%	1.00%
Class M	3.25%	NONE	1.00%
Class Y	NONE	NONE	1.00%

2

Annual fund operating expenses***
(expenses you pay each year as a percentage of the value of your investment)

				Total
		Distribution		annual fund
		and Service	Other	operating
Share class	Management fees	(12b-1) fees	expenses	expenses

Class A	0.50%	0.22%†	0.10%	0.82%
Class B	0.50%	0.85%	0.10%	1.45%
Class C	0.50%	1.00%	0.10%	1.60%
Class M	0.50%	0.50%	0.10%	1.10%
Class Y	0.50%	N/A	0.10%	0.60%

* A deferred sales charge of 1.00% on class A shares may be imposed on certain redemptions of shares bought without an initial sales charge.

** This charge is phased out over six years.

*** Annual fund operating expenses reflect projected expenses based on a new expense arrangement and the fund’s recent (8/31/09) asset level.

† Represents a blended rate. Distribution and Service (12b-1) fees for class A shares are paid at a rate equal to the weighted average of (i) 0.20% of the net assets of the fund attributable to class A shares purchased and paid for prior to March 21, 2005 and (ii) 0.25% of all other net assets of the fund attributable to class A shares.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$480	$651	$837	$1,373
Class B	$648	$759	$992	$1,564
Class B
(no redemption)	$148	$459	$792	$1,564
Class C	$263	$505	$871	$1,900
Class C
(no redemption)	$163	$505	$871	$1,900
Class M	$434	$663	$911	$1,622
Class Y	$61	$192	$335	$750

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses

3

or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 16%.

Investments, risks, and performance

Investments

We invest mainly in municipal bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)), are a combination of lower-rated and investment-grade securities, and have intermediate- to long-term maturities (three years or longer). Under normal circumstances, we invest at least 80% of the fund’s net assets in tax-exempt investments, which for purposes of this policy exclude investments paying interest subject to the federal alternative minimum tax for individuals. This investment policy cannot be changed without the approval of the fund’s shareholders. Interest income from private activity bonds, a type of tax-exempt bond, may be subject to federal AMT for individuals. As a policy that cannot be changed without shareholder approval, we cannot include these investments for the purposes of complying with the 80% investment policy described above. We may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. This risk includes interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments carry risks of the issuer defaulting on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Since certain events may adversely affect investments in particular market segments, this could result in the value of the fund’s shares changing more than the shares of other funds that invest in a greater variety of investments. These risks are generally greater for longer-term and below investment-grade bonds (a significant part of the fund’s investments), which can be more sensitive to changes in markets, credit conditions, and interest rates. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Average annual total returns after sales charges
(for periods ending 12/31/08)

	1 year	5 years	10 years

Class A before taxes	–27.48%	–2.69%	0.10%
Class A after taxes on
distributions	–27.50%	–2.70%	0.09%
Class A after taxes on
distributions and sale of
fund shares	–16.10%	–1.35%	0.98%
Class B before taxes	–28.47%	–2.81%	–0.08%
Class C before taxes	–25.75%	–2.66%	–0.29%
Class M before taxes	–27.14%	–2.81%	–0.12%
Class Y before taxes	–24.21%	–2.32%	0.02%
Barclays Capital Municipal
Bond Index
(no deduction for fees,
expenses or taxes)	–2.47%	2.71%	4.26%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-deferred arrangement.

5

Your fund’s management

Investment advisor
Putnam Investment Management, LLC

Portfolio managers

Paul M. Drury, Tax Exempt Specialist, Portfolio Manager since 2002
Brad W. Libby, Tax Exempt Specialist, Portfolio Manager since 2006
Susan A. McCormack, Tax Exempt Specialist, Portfolio Manager since 2002
Thalia Meehan, Team Leader of Tax Exempt Group, Portfolio Manager since 2006

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

6

Tax information

The fund intends to distribute income that is exempt from federal income tax, but distributions will be subject to federal income tax to the extent attributable to other income, including income earned by the fund on investments in taxable securities or capital gain realized on the disposition of its investments.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s Web site for more information.

Additional information, including current performance, is available at putnam.com/funddocuments, by calling 1-800-225-1581, or by e-mailing Putnam at funddocuments@putnam.com.

7

Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

NPO42 258846 11/09 Putnam Retail Management